SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.11%	[1]	0.11%	[1]
Risk-free interest rate, maximum	2.66%	[1]	2.66%	[1]
Expected volatility, minimum	42.04%	[2]	39.97%	[2]
Expected volatility, maximum	48.30%	[2]	42.04%	[2]
Dividend yield		[3]		[3]
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	2 years	[4]	2 years	[4]
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years	[4]	5 years	[4]

[1]	Risk-free interest rate adopted the yield to maturity of United States government bonds with the same maturity as the respective expected term of the options.
[2]	The expected volatility of the underlying ADS during the life of the options was calculated based on the Company's historical stock price volatility over the period from initial public offering through to the grant date.
[3]	The dividend yield was expected to be nil based on the Company's historical dividend distribution record and its policy.
[4]	The expected life was estimated as the average between the vesting term of the options and the original contractual term.